Capital Assets - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Impairment losses on capital assets	$ 22	$ 665	$ 7,070
Depreciation expense			$ 3,734